Consolidated Schedule of Investments (unaudited) September 30, 2023	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense(a) — 2.7%
L3Harris Technologies, Inc.(b)	180,535	$31,434,754
RTX Corp.	157,472	11,333,260

		42,768,014

Automobile Components — 0.4%
Lear Corp.(a)	47,800	6,414,760

Automobiles — 1.8%
General Motors Co.(a)(b)	852,897	28,120,014

Banks(a) — 10.2%
Bank of America Corp.	287,771	7,879,170
Citigroup, Inc.	970,830	39,930,238
Citizens Financial Group, Inc.	418,904	11,226,627
First Citizens BancShares, Inc., Class A(b)	24,907	34,374,151
JPMorgan Chase & Co.	150,138	21,773,013
Wells Fargo & Co.	1,098,968	44,903,832

		160,087,031

Beverages — 0.8%
Constellation Brands, Inc., Class A(a)	47,639	11,973,110

Building Products — 0.5%
Allegion PLC(a)	74,240	7,735,808

Capital Markets — 2.5%
Carlyle Group, Inc.(a)	339,130	10,228,161
Goldman Sachs Group, Inc.	14,450	4,675,586
Intercontinental Exchange, Inc.(a)	84,950	9,346,199
Raymond James Financial, Inc.(a)	146,399	14,702,852

		38,952,798

Chemicals — 0.7%
CF Industries Holdings, Inc.	19,987	1,713,685
International Flavors & Fragrances, Inc.(a)	127,520	8,693,039

		10,406,724

Communications Equipment — 2.2%
Cisco Systems, Inc.(a)	632,570	34,006,963

Consumer Staples Distribution & Retail — 1.4%
Dollar General Corp.(a)	213,276	22,564,601

Containers & Packaging — 1.3%
Sealed Air Corp.(a)	612,542	20,128,130

Diversified Telecommunication Services(a) — 1.7%
AT&T, Inc.	713,382	10,714,998
Verizon Communications, Inc.	484,060	15,688,384

		26,403,382

Electric Utilities(a) — 2.3%
American Electric Power Co., Inc.	173,709	13,066,391
Exelon Corp.	256,819	9,705,190
PG&E Corp.(c)	763,531	12,315,755

		35,087,336

Entertainment — 0.6%
Activision Blizzard, Inc.(a)	99,436	9,310,193

Financial Services — 5.2%
AP Arsenal Co.(d)	15,830,106	15,830,106
Apollo Global Management, Inc.(a)	51,104	4,587,095
Equitable Holdings, Inc.(a)	227,446	6,457,192

Security	Shares	Value

Financial Services (continued)
Fidelity National Information Services, Inc.(a)(b)	575,110	$31,786,330
Visa, Inc., Class A(a)	99,391	22,860,924

		81,521,647

Food Products(a) — 2.8%
Kraft Heinz Co.(b)	1,159,824	39,016,479
Mondelez International, Inc., Class A	66,289	4,600,457

		43,616,936

Ground Transportation — 0.4%
Union Pacific Corp.(a)	33,971	6,917,515

Health Care Equipment & Supplies — 6.5%
Baxter International, Inc.(a)	934,402	35,264,331
Koninklijke Philips NV(c)	870,995	17,378,308
Medtronic PLC(a)	436,130	34,175,147
Zimmer Biomet Holdings, Inc.(a)(b)	134,699	15,115,922

		101,933,708

Health Care Providers & Services(a) — 8.2%
Cardinal Health, Inc.	314,869	27,336,927
Cencora, Inc.	44,126	7,941,356
Cigna Group	84,724	24,236,995
Elevance Health, Inc.	53,556	23,319,353
Humana, Inc.	19,268	9,374,267
Laboratory Corp. of America Holdings	174,997	35,183,147

		127,392,045

Household Durables — 2.1%
Newell Brands, Inc.(a)	747,674	6,751,496
Panasonic Holdings Corp.	1,390,500	15,695,643
Sony Group Corp.	124,700	10,197,411

		32,644,550

Industrial Conglomerates — 0.4%
Siemens AG, Registered Shares	42,742	6,108,201

Insurance — 7.2%
Allstate Corp.(a)	95,457	10,634,864
American International Group, Inc.(a)	703,484	42,631,130
Fidelity National Financial, Inc.(a)	496,525	20,506,483
First American Financial Corp.(a)	29,750	1,680,578
Prudential PLC	931,935	10,017,675
Willis Towers Watson PLC(a)	132,095	27,602,571

		113,073,301

IT Services — 2.6%
Cognizant Technology Solutions Corp., Class A(a)	608,870	41,244,854

Life Sciences Tools & Services — 0.4%
Fortrea Holdings, Inc.(a)(c)	206,787	5,912,040

Machinery — 1.0%
Fortive Corp.(a)	74,754	5,543,757
Komatsu Ltd.	396,100	10,683,259

		16,227,016

Media(a) — 2.9%
Comcast Corp., Class A	749,197	33,219,395
Fox Corp., Class A	380,307	11,865,578

		45,084,973

Multi-Utilities — 1.6%
Public Service Enterprise Group, Inc.	178,638	10,166,289
Sempra(a)	212,882	14,482,362

		24,648,651

1

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels — 9.0%
BP PLC	6,111,980	$39,397,422
ConocoPhillips(a)	105,233	12,606,913
Enterprise Products Partners LP(a)	1,220,258	33,398,461
Shell PLC	1,435,252	45,489,187
Suncor Energy, Inc.(a)	293,920	10,104,970

		140,996,953

Personal Care Products — 2.0%
Unilever PLC, ADR(a)	635,218	31,379,769

Pharmaceuticals — 5.2%
AstraZeneca PLC	82,305	11,101,662
Bayer AG, Registered Shares	404,504	19,426,056
Eli Lilly & Co.(a)	19,577	10,515,394
Novo Nordisk A/S, ADR(a)	102,154	9,289,885
Sanofi	293,812	31,548,136

		81,881,133

Professional Services(a) — 4.2%
Leidos Holdings, Inc.	354,172	32,640,491
Robert Half, Inc.	65,910	4,829,885
SS&C Technologies Holdings, Inc.	549,700	28,881,238

		66,351,614

Semiconductors & Semiconductor Equipment(a) — 0.8%
Intel Corp.	122,670	4,360,918
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	92,084	8,002,100

		12,363,018

Software — 1.8%
Microsoft Corp.(a)	88,563	27,963,767

Specialty Retail — 0.6%
Ross Stores, Inc.(a)	88,225	9,965,014

Technology Hardware, Storage & Peripherals — 1.5%
Samsung Electronics Co. Ltd., GDR, Registered Shares	17,974	22,602,534

Textiles, Apparel & Luxury Goods — 0.5%
Ralph Lauren Corp., Class A(a)	68,473	7,949,031

Tobacco — 1.5%
British American Tobacco PLC, ADR(a)	753,006	23,651,918

Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc., Class B	167,832	6,443,909

Total Common Stocks — 97.9% (Cost: $1,396,821,153)		1,531,832,961

Security	Shares		Value

Investment Companies

Oil, Gas & Consumable Fuels — 0.4%
Formentera Partners Fund II LP(d)(e)	—	(f)	$6,604,838

Total Investment Companies — 0.4% (Cost: $6,421,915)			6,604,838

Total Long-Term Investments — 98.3% (Cost: $1,403,243,068)			1,538,437,799

Short-Term Securities

Money Market Funds — 2.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(g)(h)	43,376,302		43,376,302

Total Short-Term Securities — 2.8% (Cost: $43,376,302)			43,376,302

Total Investments Before Options Written — 101.1% (Cost: $1,446,619,370)			1,581,814,101

Options Written — (0.7)% (Premiums Received: $(17,009,823))			(11,087,509)

Total Investments, Net of Options Written — 100.4% (Cost: $1,429,609,547)			1,570,726,592

Liabilities in Excess of Other Assets — (0.4)%			(6,192,176)

Net Assets — 100.0%			$1,564,534,416

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	All or a portion of the security is held by a wholly-owned subsidiary.
(f)	Investment does not issue shares.
(g)	Affiliate of the Trust.
(h)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	2

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Enhanced Equity Dividend Trust (BDJ)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$76,042,437	$—		$(32,666,135	)(a)	$—	$—	$43,376,302	43,376,302	$2,240,664		$—
SL Liquidity Series, LLC, Money Market Series(b)	—	331	(a)	—		(331)	—	—	—	1,130	(c)	—

						$(331)	$—	$43,376,302		$2,241,794		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Cencora, Inc.	39	10/02/23	USD	191.50	USD	702	$(1)
Cognizant Technology Solutions Corp., Class A	864	10/03/23	USD	70.06	USD	5,853	(2,371)
American International Group, Inc.	732	10/06/23	USD	60.00	USD	4,436	(82,350)
AT&T, Inc.	1,308	10/06/23	USD	15.00	USD	1,965	(22,890)
Bank of America Corp.	741	10/06/23	USD	30.00	USD	2,029	(741)
Baxter International, Inc.	1,079	10/06/23	USD	43.00	USD	4,072	(5,395)
Cardinal Health, Inc.	726	10/06/23	USD	89.00	USD	6,303	(9,075)
Cigna Group	178	10/06/23	USD	290.00	USD	5,092	(32,485)
Cisco Systems, Inc.	325	10/06/23	USD	57.00	USD	1,747	(650)
Comcast Corp., Class A	1,249	10/06/23	USD	47.00	USD	5,538	(2,498)
ConocoPhillips	111	10/06/23	USD	117.00	USD	1,330	(41,070)
General Motors Co.	607	10/06/23	USD	35.00	USD	2,001	(5,463)
Intel Corp.	225	10/06/23	USD	36.00	USD	800	(9,900)
JPMorgan Chase & Co.	224	10/06/23	USD	152.50	USD	3,248	(784)
Kraft Heinz Co.	702	10/06/23	USD	33.00	USD	2,362	(56,160)
Medtronic PLC	368	10/06/23	USD	84.00	USD	2,884	(2,944)
PG&E Corp.	755	10/06/23	USD	17.00	USD	1,218	(2,265)
Suncor Energy, Inc.	540	10/06/23	USD	35.00	USD	1,857	(12,960)
Verizon Communications, Inc.	443	10/06/23	USD	35.00	USD	1,436	(886)
Visa, Inc., Class A	46	10/06/23	USD	250.00	USD	1,058	(69)
Wells Fargo & Co.	2,281	10/06/23	USD	43.00	USD	9,320	(10,265)
Sealed Air Corp.	1,263	10/10/23	USD	37.75	USD	4,150	(966)
Exelon Corp.	556	10/11/23	USD	40.50	USD	2,101	(2,320)
Unilever PLC, ADR	1,988	10/11/23	USD	51.25	USD	9,821	(15,813)
Cognizant Technology Solutions Corp., Class A	1,019	10/12/23	USD	72.00	USD	6,903	(6,038)
Baxter International, Inc.	1,080	10/13/23	USD	42.88	USD	4,076	(2,818)
Cardinal Health, Inc.	502	10/13/23	USD	88.00	USD	4,358	(31,375)
Citigroup, Inc.	509	10/13/23	USD	43.00	USD	2,094	(20,360)
Comcast Corp., Class A	637	10/13/23	USD	45.00	USD	2,824	(21,976)
Constellation Brands, Inc., Class A	90	10/13/23	USD	270.00	USD	2,262	(5,625)
Dollar General Corp.	372	10/13/23	USD	130.00	USD	3,936	(3,720)
Eli Lilly & Co.	37	10/13/23	USD	560.00	USD	1,987	(11,100)
Enterprise Products Partners LP	1,269	10/13/23	USD	27.00	USD	3,473	(69,160)
Fox Corp., Class A	827	10/13/23	USD	32.00	USD	2,580	(22,742)
JPMorgan Chase & Co.	484	10/13/23	USD	148.00	USD	7,019	(73,568)
Kraft Heinz Co.	702	10/13/23	USD	33.00	USD	2,362	(64,935)
Microsoft Corp.	33	10/13/23	USD	345.00	USD	1,042	(347)
PG&E Corp.	1,562	10/13/23	USD	17.00	USD	2,520	(7,810)
Ross Stores, Inc.	203	10/13/23	USD	123.00	USD	2,293	(2,030)

3

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Suncor Energy, Inc.	540	10/13/23	USD	35.00	USD	1,857	$(23,490)
Visa, Inc., Class A	46	10/13/23	USD	250.00	USD	1,058	(253)
Allegion PLC	204	10/20/23	USD	120.00	USD	2,126	(87,720)
Allstate Corp.	262	10/20/23	USD	115.00	USD	2,919	(36,025)
American International Group, Inc.	733	10/20/23	USD	60.00	USD	4,442	(128,275)
AT&T, Inc.	1,308	10/20/23	USD	15.00	USD	1,965	(45,126)
Bank of America Corp.	841	10/20/23	USD	29.00	USD	2,303	(21,866)
Baxter International, Inc.	336	10/20/23	USD	40.00	USD	1,268	(7,560)
British American Tobacco PLC, ADR	1,614	10/20/23	USD	33.00	USD	5,070	(12,105)
British American Tobacco PLC, ADR	459	10/20/23	USD	33.13	USD	1,442	(2,779)
Carlyle Group, Inc.	1,205	10/20/23	USD	30.60	USD	3,634	(92,824)
Cigna Group	146	10/20/23	USD	295.00	USD	4,177	(41,610)
Cisco Systems, Inc.	1,408	10/20/23	USD	55.00	USD	7,569	(40,128)
Citigroup, Inc.	673	10/20/23	USD	44.00	USD	2,768	(19,854)
Citigroup, Inc.	733	10/20/23	USD	44.50	USD	3,015	(16,126)
Citizens Financial Group, Inc.	1,210	10/20/23	USD	30.00	USD	3,243	(18,150)
Cognizant Technology Solutions Corp., Class A	863	10/20/23	USD	72.50	USD	5,846	(10,788)
Comcast Corp., Class A	374	10/20/23	USD	45.00	USD	1,658	(19,074)
ConocoPhillips	355	10/20/23	USD	125.00	USD	4,253	(43,842)
Constellation Brands, Inc., Class A	84	10/20/23	USD	275.00	USD	2,111	(4,410)
Elevance Health, Inc.	119	10/20/23	USD	460.00	USD	5,181	(50,575)
Eli Lilly & Co.	39	10/20/23	USD	540.00	USD	2,095	(47,872)
Enterprise Products Partners LP	1,269	10/20/23	USD	27.00	USD	3,473	(79,947)
Equitable Holdings, Inc.	626	10/20/23	USD	30.00	USD	1,777	(31,300)
Exelon Corp.	556	10/20/23	USD	41.00	USD	2,101	(5,560)
Fidelity National Financial, Inc.	1,777	10/20/23	USD	42.48	USD	7,339	(95,476)
Fidelity National Information Services, Inc.	1,445	10/20/23	USD	57.50	USD	7,987	(90,312)
First American Financial Corp.	163	10/20/23	USD	61.75	USD	921	(3,468)
First Citizens BancShares, Inc., Class A	90	10/20/23	USD	1,400.00	USD	12,421	(279,900)
Fortive Corp.	55	10/20/23	USD	80.00	USD	408	(688)
Fortive Corp.	112	10/20/23	USD	77.04	USD	831	(6,068)
General Motors Co.	963	10/20/23	USD	36.00	USD	3,175	(19,742)
General Motors Co.	607	10/20/23	USD	35.00	USD	2,001	(22,762)
Humana, Inc.	26	10/20/23	USD	485.00	USD	1,265	(34,060)
Intel Corp.	224	10/20/23	USD	36.00	USD	796	(21,952)
Intercontinental Exchange, Inc.	335	10/20/23	USD	115.00	USD	3,686	(14,238)
International Flavors & Fragrances, Inc.	628	10/20/23	USD	70.00	USD	4,281	(72,220)
Kraft Heinz Co.	1,875	10/20/23	USD	35.00	USD	6,308	(30,937)
L3Harris Technologies, Inc.	466	10/20/23	USD	175.00	USD	8,114	(151,450)
Laboratory Corp. of America Holdings	222	10/20/23	USD	220.00	USD	4,463	(19,980)
Lear Corp.	88	10/20/23	USD	150.00	USD	1,181	(3,740)
Leidos Holdings, Inc.	958	10/20/23	USD	95.00	USD	8,829	(62,270)
Medtronic PLC	470	10/20/23	USD	82.50	USD	3,683	(23,030)
Microsoft Corp.	174	10/20/23	USD	340.00	USD	5,494	(11,136)
Newell Brands, Inc.	921	10/20/23	USD	11.00	USD	832	(4,605)
Newell Brands, Inc.	517	10/20/23	USD	10.00	USD	467	(3,878)
Novo Nordisk A/S, ADR	220	10/20/23	USD	95.00	USD	2,001	(21,450)
Ralph Lauren Corp., Class A	378	10/20/23	USD	123.00	USD	4,388	(27,918)
Raymond James Financial, Inc.	285	10/20/23	USD	110.00	USD	2,862	(4,988)
Robert Half, Inc.	181	10/20/23	USD	75.00	USD	1,326	(27,150)
Rogers Communications, Inc., Class B	463	10/20/23	CAD	56.00	CAD	2,415	(4,943)
Ross Stores, Inc.	204	10/20/23	USD	125.00	USD	2,304	(2,040)
Sealed Air Corp.	1,039	10/20/23	USD	47.50	USD	3,414	(10,390)
Sealed Air Corp.	150	10/20/23	USD	37.50	USD	493	(1,500)
Sempra	294	10/20/23	USD	72.50	USD	2,000	(5,880)
Sempra	292	10/20/23	USD	75.00	USD	1,986	(6,570)
SS&C Technologies Holdings, Inc.	1,654	10/20/23	USD	58.50	USD	8,690	(14,560)
Suncor Energy, Inc.	540	10/20/23	USD	36.00	USD	1,857	(15,660)
Unilever PLC, ADR	1,505	10/20/23	USD	50.83	USD	7,435	(40,378)
Union Pacific Corp.	102	10/20/23	USD	230.00	USD	2,077	(1,785)
Verizon Communications, Inc.	888	10/20/23	USD	36.00	USD	2,878	(2,220)
Visa, Inc., Class A	348	10/20/23	USD	245.00	USD	8,004	(10,788)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	4

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Willis Towers Watson PLC	281	10/20/23	USD	240.00	USD	5,872	$(9,835)
Willis Towers Watson PLC	196	10/20/23	USD	200.00	USD	4,096	(215,600)
Zimmer Biomet Holdings, Inc.	180	10/20/23	USD	125.00	USD	2,020	(9,000)
Fortive Corp.	188	10/24/23	USD	78.00	USD	1,394	(8,779)
American International Group, Inc.	775	10/27/23	USD	61.00	USD	4,697	(110,437)
Apollo Global Management, Inc.	281	10/27/23	USD	94.00	USD	2,522	(34,422)
Baxter International, Inc.	1,458	10/27/23	USD	41.00	USD	5,502	(32,805)
Cardinal Health, Inc.	503	10/27/23	USD	90.00	USD	4,367	(26,407)
Cigna Group	70	10/27/23	USD	295.00	USD	2,002	(26,250)
Cisco Systems, Inc.	1,022	10/27/23	USD	56.00	USD	5,494	(19,929)
Citigroup, Inc.	509	10/27/23	USD	43.00	USD	2,094	(33,085)
ConocoPhillips	112	10/27/23	USD	124.00	USD	1,342	(22,512)
Constellation Brands, Inc., Class A	90	10/27/23	USD	270.00	USD	2,262	(10,125)
Enterprise Products Partners LP	1,269	10/27/23	USD	27.00	USD	3,473	(86,292)
General Motors Co.	288	10/27/23	USD	35.00	USD	950	(18,432)
Humana, Inc.	79	10/27/23	USD	480.00	USD	3,844	(139,435)
Kraft Heinz Co.	1,592	10/27/23	USD	34.00	USD	5,355	(100,296)
Medtronic PLC	676	10/27/23	USD	83.00	USD	5,297	(18,928)
Microsoft Corp.	97	10/27/23	USD	335.00	USD	3,063	(30,797)
Mondelez International, Inc., Class A	263	10/27/23	USD	72.00	USD	1,825	(11,835)
Novo Nordisk A/S, ADR	218	10/27/23	USD	92.50	USD	1,982	(47,415)
PG&E Corp.	1,077	10/27/23	USD	17.50	USD	1,737	(8,078)
Ross Stores, Inc.	78	10/27/23	USD	119.00	USD	881	(5,070)
RTX Corp.	699	10/27/23	USD	78.00	USD	5,031	(23,766)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	313	10/27/23	USD	92.00	USD	2,720	(34,743)
Enterprise Products Partners LP	1,018	10/30/23	USD	28.00	USD	2,786	(8,557)
American International Group, Inc.	853	11/03/23	USD	63.35	USD	5,169	(75,587)
Baxter International, Inc.	1,186	11/03/23	USD	39.00	USD	4,476	(136,390)
Cigna Group	71	11/03/23	USD	300.00	USD	2,031	(29,465)
Cisco Systems, Inc.	877	11/03/23	USD	55.00	USD	4,715	(47,796)
Citigroup, Inc.	787	11/03/23	USD	43.00	USD	3,237	(59,025)
Comcast Corp., Class A	1,249	11/03/23	USD	46.00	USD	5,538	(87,430)
Dollar General Corp.	714	11/03/23	USD	115.00	USD	7,554	(89,250)
Eli Lilly & Co.	39	11/03/23	USD	555.00	USD	2,095	(50,895)
Fox Corp., Class A	1,264	11/03/23	USD	32.00	USD	3,944	(91,640)
General Motors Co.	946	11/03/23	USD	35.00	USD	3,119	(75,680)
JPMorgan Chase & Co.	117	11/03/23	USD	152.50	USD	1,697	(15,620)
Kraft Heinz Co.	1,508	11/03/23	USD	36.00	USD	5,073	(32,422)
Medtronic PLC	284	11/03/23	USD	84.37	USD	2,225	(8,944)
Mondelez International, Inc., Class A	101	11/03/23	USD	72.00	USD	701	(7,070)
Novo Nordisk A/S, ADR	166	11/03/23	USD	95.00	USD	1,510	(23,240)
Verizon Communications, Inc.	1,331	11/03/23	USD	34.00	USD	4,314	(33,275)
Visa, Inc., Class A	93	11/03/23	USD	245.00	USD	2,139	(13,625)
Wells Fargo & Co.	2,114	11/03/23	USD	43.00	USD	8,638	(136,353)
Intel Corp.	225	11/10/23	USD	38.00	USD	800	(22,612)
Allegion PLC	204	11/17/23	USD	115.00	USD	2,126	(19,890)
Allstate Corp.	263	11/17/23	USD	115.00	USD	2,930	(86,790)
American Electric Power Co., Inc.	793	11/17/23	USD	82.00	USD	5,965	(35,683)
American International Group, Inc.	776	11/17/23	USD	62.50	USD	4,703	(116,400)
AT&T, Inc.	1,307	11/17/23	USD	15.00	USD	1,963	(63,389)
British American Tobacco PLC, ADR	2,071	11/17/23	USD	33.63	USD	6,505	(39,656)
Carlyle Group, Inc.	658	11/17/23	USD	34.00	USD	1,985	(16,663)
Cencora, Inc.	129	11/17/23	USD	185.00	USD	2,322	(48,375)
Cisco Systems, Inc.	325	11/17/23	USD	57.50	USD	1,747	(13,813)
Citigroup, Inc.	672	11/17/23	USD	44.00	USD	2,764	(37,968)
Citizens Financial Group, Inc.	1,093	11/17/23	USD	30.00	USD	2,929	(46,452)
Cognizant Technology Solutions Corp., Class A	863	11/17/23	USD	72.50	USD	5,846	(97,087)
Comcast Corp., Class A	611	11/17/23	USD	47.50	USD	2,709	(29,939)
Elevance Health, Inc.	113	11/17/23	USD	460.00	USD	4,920	(91,530)
Enterprise Products Partners LP	1,887	11/17/23	USD	27.60	USD	5,165	(57,525)
Exelon Corp.	300	11/17/23	USD	43.00	USD	1,134	(3,000)
Fidelity National Financial, Inc.	953	11/17/23	USD	42.65	USD	3,936	(84,554)

5

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Fidelity National Information Services, Inc.	855	11/17/23	USD	58.25	USD	4,726	$(139,382)
First Citizens BancShares, Inc., Class A	46	11/17/23	USD	1,420.00	USD	6,348	(248,630)
Fortive Corp.	56	11/17/23	USD	77.67	USD	415	(7,980)
Fortrea Holdings, Inc.	568	11/17/23	USD	30.00	USD	1,624	(83,780)
Intercontinental Exchange, Inc.	132	11/17/23	USD	118.31	USD	1,452	(11,233)
L3Harris Technologies, Inc.	466	11/17/23	USD	180.00	USD	8,114	(179,410)
Laboratory Corp. of America Holdings	772	11/17/23	USD	214.50	USD	15,521	(151,158)
Lear Corp.	174	11/17/23	USD	145.00	USD	2,335	(38,715)
Leidos Holdings, Inc.	958	11/17/23	USD	95.00	USD	8,829	(227,525)
Medtronic PLC	600	11/17/23	USD	85.00	USD	4,702	(26,700)
Microsoft Corp.	183	11/17/23	USD	350.00	USD	5,778	(41,358)
Newell Brands, Inc.	1,555	11/17/23	USD	9.95	USD	1,404	(63,491)
PG&E Corp.	805	11/17/23	USD	18.00	USD	1,298	(8,050)
Raymond James Financial, Inc.	318	11/17/23	USD	110.00	USD	3,194	(23,850)
Robert Half, Inc.	181	11/17/23	USD	80.00	USD	1,326	(20,815)
Rogers Communications, Inc., Class B	460	11/17/23	CAD	56.00	CAD	2,399	(23,876)
Sempra	584	11/17/23	USD	75.00	USD	3,973	(18,980)
SS&C Technologies Holdings, Inc.	1,368	11/17/23	USD	57.20	USD	7,187	(88,475)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	122	11/17/23	USD	90.00	USD	1,060	(31,781)
Visa, Inc., Class A	13	11/17/23	USD	250.00	USD	299	(1,567)
Willis Towers Watson PLC	249	11/17/23	USD	210.00	USD	5,203	(197,955)
Zimmer Biomet Holdings, Inc.	304	11/17/23	USD	125.00	USD	3,411	(17,480)
Cencora, Inc.	74	12/15/23	USD	195.00	USD	1,332	(13,875)

							$(7,405,245)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Komatsu Ltd.	Citibank N.A.	103,000	10/03/23	JPY	4,145.44	JPY	415,148	$(4,329)
Shell PLC	JPMorgan Chase Bank N.A.	308,100	10/03/23	GBP	24.02	GBP	8,003	(772,922)
Prudential PLC	JPMorgan Chase Bank N.A.	96,800	10/05/23	GBP	10.16	GBP	853	(2)
Public Service Enterprise Group, Inc.	JPMorgan Chase Bank N.A.	41,200	10/05/23	USD	62.14	USD	2,345	(51)
Shell PLC	JPMorgan Chase Bank N.A.	153,900	10/05/23	GBP	24.15	GBP	3,998	(362,189)
Equitable Holdings, Inc.	JPMorgan Chase Bank N.A.	62,400	10/06/23	USD	28.37	USD	1,772	(33,115)
Zimmer Biomet Holdings, Inc.	Citibank N.A.	25,600	10/06/23	USD	138.15	USD	2,873	—
Panasonic Holdings Corp.	JPMorgan Chase Bank N.A.	261,500	10/10/23	JPY	1,722.83	JPY	441,110	(29,578)
American Electric Power Co., Inc.	JPMorgan Chase Bank N.A.	16,300	10/11/23	USD	81.61	USD	1,226	(625)
Elevance Health, Inc.	Morgan Stanley & Co. International PLC	6,200	10/12/23	USD	466.66	USD	2,700	(8,889)
Raymond James Financial, Inc.	Citibank N.A.	20,200	10/12/23	USD	106.58	USD	2,029	(4,257)
Samsung Electronics Co. Ltd., GDR, Registered Shares	Morgan Stanley & Co. International PLC	1,600	10/12/23	USD	1,292.28	USD	2,012	(16,121)
BP PLC	Barclays Bank PLC	732,200	10/13/23	GBP	4.90	GBP	3,868	(383,295)
Prudential PLC	Morgan Stanley & Co. International PLC	318,900	10/13/23	GBP	10.00	GBP	2,810	(2,163)
Samsung Electronics Co. Ltd., GDR, Registered Shares	Morgan Stanley & Co. International PLC	2,000	10/13/23	USD	1,292.69	USD	2,515	(21,473)
Shell PLC	Morgan Stanley & Co. International PLC	90,800	10/13/23	GBP	24.62	GBP	2,359	(171,028)
Sony Group Corp.	Citibank N.A.	44,200	10/13/23	JPY	12,515.15	JPY	540,148	(39,042)
AstraZeneca PLC	Goldman Sachs International	45,300	10/19/23	GBP	109.24	GBP	5,008	(193,316)
Koninklijke Philips NV	UBS AG	217,800	10/19/23	EUR	21.30	EUR	4,110	(11,069)
Sanofi	Goldman Sachs International	57,900	10/19/23	EUR	101.19	EUR	5,880	(117,804)
Shell PLC	Barclays Bank PLC	236,500	10/19/23	GBP	25.64	GBP	6,143	(220,602)
Siemens AG, Registered Shares	Barclays Bank PLC	23,600	10/19/23	EUR	142.73	EUR	3,190	(15,324)
Public Service Enterprise Group, Inc.	Goldman Sachs International	58,300	10/23/23	USD	62.75	USD	3,318	(6,585)
BP PLC	Morgan Stanley & Co. International PLC	296,000	10/24/23	GBP	5.18	GBP	1,564	(77,618)
Bayer AG, Registered Shares	Morgan Stanley & Co. International PLC	75,900	10/25/23	EUR	49.78	EUR	3,448	(10,177)
Koninklijke Philips NV	Barclays Bank PLC	130,700	10/25/23	EUR	19.96	EUR	2,467	(34,917)
Panasonic Holdings Corp.	BNP Paribas SA	116,200	10/25/23	JPY	1,827.13	JPY	196,011	(9,282)
Panasonic Holdings Corp.	BNP Paribas SA	170,000	10/31/23	JPY	1,778.58	JPY	286,764	(25,196)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	6

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Enhanced Equity Dividend Trust (BDJ)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Prudential PLC	Morgan Stanley & Co. International PLC	96,800	11/08/23	GBP	9.45	GBP	853	$(22,231)
Bayer AG, Registered Shares	Goldman Sachs International	146,600	11/09/23	EUR	45.95	EUR	6,659	(211,846)
Koninklijke Philips NV	Morgan Stanley & Co. International PLC	130,500	11/09/23	EUR	19.38	EUR	2,463	(85,993)
Panasonic Holdings Corp.	BNP Paribas SA	217,100	11/09/23	JPY	1,770.72	JPY	366,214	(43,310)
BP PLC	Morgan Stanley & Co. International PLC	2,333,300	11/14/23	GBP	5.43	GBP	12,327	(398,560)
Samsung Electronics Co. Ltd., GDR, Registered Shares	Morgan Stanley & Co. International PLC	3,100	11/14/23	USD	1,295.29	USD	3,898	(88,829)
Sanofi	Morgan Stanley & Co. International PLC	103,700	11/16/23	EUR	103.71	EUR	10,532	(221,691)
Sony Group Corp.	Citibank N.A.	24,300	11/16/23	JPY	12,777.15	JPY	296,959	(38,835)

								$(3,682,264)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$42,768,014	$—	$—	$42,768,014
Automobile Components	6,414,760	—	—	6,414,760
Automobiles	28,120,014	—	—	28,120,014
Banks	160,087,031	—	—	160,087,031
Beverages	11,973,110	—	—	11,973,110
Building Products	7,735,808	—	—	7,735,808
Capital Markets	38,952,798	—	—	38,952,798
Chemicals	10,406,724	—	—	10,406,724
Communications Equipment	34,006,963	—	—	34,006,963
Consumer Staples Distribution & Retail	22,564,601	—	—	22,564,601
Containers & Packaging	20,128,130	—	—	20,128,130
Diversified Telecommunication Services	26,403,382	—	—	26,403,382
Electric Utilities	35,087,336	—	—	35,087,336
Entertainment	9,310,193	—	—	9,310,193
Financial Services	65,691,541	—	15,830,106	81,521,647
Food Products	43,616,936	—	—	43,616,936
Ground Transportation	6,917,515	—	—	6,917,515

7

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Enhanced Equity Dividend Trust (BDJ)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Health Care Equipment & Supplies	$84,555,400	$17,378,308	$—	$101,933,708
Health Care Providers & Services	127,392,045	—	—	127,392,045
Household Durables	6,751,496	25,893,054	—	32,644,550
Industrial Conglomerates	—	6,108,201	—	6,108,201
Insurance	103,055,626	10,017,675	—	113,073,301
IT Services	41,244,854	—	—	41,244,854
Life Sciences Tools & Services	5,912,040	—	—	5,912,040
Machinery	5,543,757	10,683,259	—	16,227,016
Media	45,084,973	—	—	45,084,973
Multi-Utilities	24,648,651	—	—	24,648,651
Oil, Gas & Consumable Fuels	56,110,344	84,886,609	—	140,996,953
Personal Care Products	31,379,769	—	—	31,379,769
Pharmaceuticals	19,805,279	62,075,854	—	81,881,133
Professional Services	66,351,614	—	—	66,351,614
Semiconductors & Semiconductor Equipment	12,363,018	—	—	12,363,018
Software	27,963,767	—	—	27,963,767
Specialty Retail	9,965,014	—	—	9,965,014
Technology Hardware, Storage & Peripherals	—	22,602,534	—	22,602,534
Textiles, Apparel & Luxury Goods	7,949,031	—	—	7,949,031
Tobacco	23,651,918	—	—	23,651,918
Wireless Telecommunication Services	6,443,909	—	—	6,443,909
Investment Companies	—	—	6,604,838	6,604,838
Short-Term Securities
Money Market Funds	43,376,302	—	—	43,376,302

	$1,319,733,663	$239,645,494	$22,434,944	$1,581,814,101

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(6,293,780)	$(4,793,729)	$—	$(11,087,509)

(a)	Derivative financial instruments are options written. Options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Common Stocks

Assets
Opening balance, as of December 31, 2022	$11,435,463
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	(106,982)
Net change in unrealized appreciation (depreciation)(a)	(60,359)
Purchases	17,221,681
Sales	(6,054,859)

Closing balance, as of September 30, 2023	$22,434,944

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023(a)	$(60,359)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	8

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Enhanced Equity Dividend Trust (BDJ)

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stock	$22,434,944	Income	Discount Rate	13%	—
		Market	EBITDA Multiple	7.71x	—

	$22,434,944

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

LP	Limited Partnership

9